Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2023
Document Effective Date	Apr. 01, 2023
Prospectus Date	Dec. 29, 2022
MFS Low Volatility Equity Fund | A
Prospectus:
Trading Symbol	MLVAX
MFS Low Volatility Equity Fund | B
Prospectus:
Trading Symbol	MLVBX
MFS Low Volatility Equity Fund | C
Prospectus:
Trading Symbol	MLVGX
MFS Low Volatility Equity Fund | I
Prospectus:
Trading Symbol	MLVHX
MFS Low Volatility Equity Fund | R1
Prospectus:
Trading Symbol	MLVMX
MFS Low Volatility Equity Fund | R2
Prospectus:
Trading Symbol	MLVOX
MFS Low Volatility Equity Fund | R3
Prospectus:
Trading Symbol	MLVPX
MFS Low Volatility Equity Fund | R4
Prospectus:
Trading Symbol	MLVRX
MFS Low Volatility Equity Fund | R6
Prospectus:
Trading Symbol	MLVTX